Joint ventures - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Percentage of Ownership (%)	33.33%
KTSA
Disclosure of joint ventures [line items]
Percentage of Ownership (%)	66.67%
Kelltech Limited
Disclosure of joint ventures [line items]
Percentage of Ownership (%)	50.00%	50.00%
Recognized share percentage (as a percent)	50.00%
Stock issued	$ 1,000
KTSA
Disclosure of joint ventures [line items]
Percentage of Ownership (%)	33.33%
Kellplant
Disclosure of joint ventures [line items]
Percentage of Ownership (%)	33.33%